INCOME TAXES (Details)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Income Taxes Details
Statutory rate	35.00%	35.00%	35.00%
State and local taxes, net of federal income tax benefit	2.80%	5.50%	0.00%
Change in valuation allowance	(27.40%)	(1.40%)	(34.90%)
Stock-based compensation	(2.30%)	(6.60%)
Non-deductible expenses	(0.10%)	(1.50%)	(0.10%)
Goodwill impairment	(13.80%)
Acquisition related contingent consideration	8.30%	(3.40%)
Research tax credits	0.60%
Prior year adjustments - deferred true-ups	0.80%	4.60%
Change in state rate	1.00%	(1.50%)
Other	0.10%
Effective tax rate	5.00%	30.70%